12. GOODWILL	12 Months Ended
Dec. 31, 2017
Goodwill Abstract
12. GOODWILL

The value of the acquired goodwill is as follows:

Acquisition of Fetzer Vineyards, Inc.

On April 15, 2011 Concha y Toro S.A. through its subsidiary VCT USA, Inc. acquired 100% of ownership of Fetzer Vineyards, Inc., a winery located in California USA..

This acquisition was in line with the Company’s business strategy and we believe it was a very important event in the Company’s history. It is expected that this operation helps the Group to increase its global sales, as Fetzer is one of the 10 most important brands of USA in terms of sales volume. During the year 2017 Fetzer Vineyards, Inc. generated revenues of ThCh$75,389,714 and net income amounting to ThCh$5,616,118 to the Company’s consolidated net profit.

The total consideration valued as of April 15, 2011, for 100% of the shares of Fetzer Vineyards, amounted to ThCh$110,131,729 (USD 233,053,431) and the fair value of its net identifiable assets when purchased amounted to ThCh$ 89,582,287, resulting in this acquisition an historical goodwill of ThCh$ 20,549,442.

The value of the acquired goodwill is as follows:

	As of December 31, 2017	As of December 31, 2016
Detail	ThCh$	ThCh$
Goodwill Fetzer (at historical cost)	20,549,442	20,549,442
Foreign currency translation differences	4,032,319	6,220,386

Total	24,581,761	26,769,828

Goodwill was mainly attributable to the skills and technical abilities of the workforce at Fetzer Vineyards, Inc., and to the synergies expected to be achieved beginning on the integration of this Company with the business of Concha y Toro Group.

Capital increase in Southern Brewing Company S.A.

In May, 2011, the Company acquired 40% of Southern Brewing Company S.A. (Kross) On April 15, 2013 a capital contribution was conducted which increased the Company´s direct ownership to 49%.

On November 2, 2017, Viña Concha y Toro acquired an additional 28% of the ownership in Kross. After this transaction, the Company achieved the ownership of 77% of the shares in the mentioned company, in order to actively participate in the premium local beer segment.

These consolidated financial statements include the operating income of Kross for the period between November 2 and December 31, 2017. During this period, Kross contributed to the consolidated profit or loss of the Company with revenues of ThCh$878,777 and net profit of ThCh$109,455.

The fair value of net identifiable assets at the time of purchase was the amount of ThCh$6,054,299, generating a goodwill form the acquisition of ThCh$6,440,058.

Goodwill is mainly attributable to the unique skills and talent of Kross’ workforce and the synergies we expect to achieve by integrating the Company with the Concha y Toro Group.

Business combination performed by stages

In a business combination performed by stages, the acquirer remeasured its previous ownership in the acquiree’s equity at fair value at the date of acquisition and recognized the resulting gain or loss in the consolidated income for the year 2017.

Remeasurement ownership prior to acquisition date	ThCh$
Fair value Kross	10,942,580
Prior ownership	49.00%
(=) Prior ownership value	5,361,864
(-) Prior ownership carrying amount	2,876,856
(=) Profit	2,485,008

This gain was recognized in the statement of income under Other income.

Application of the fair value

In accordance with in IFRS 3 Business Combinations, the premise of the value used in the application of the accounting standard for the acquisition is its fair value. The fair value is defined as: “Fair value is the amount for which an asset could be exchanged, or a liability settled, between knowledgeable, willing parties in an arm’s length transaction on the measurement date”. In order to apply this premise correctly, it has also been considered the intention of the acquirer of whether the assets acquired will be held or disposed of. Consequently, the consideration of the facts and circumstances of the operation is necessary to be able to properly identify and/or classify the assets at a value under the fair value premise. Note that the identification of intangible assets in each individual business combination is based on the facts and circumstances prevailing at the acquisition date.

Costs related to the acquisition

Viña Concha y Toro made no significant disbursements related to the acquisition, because it was managed with the internal structure of the company.

Identifiable assets acquired and liabilities assumed

The following table summarizes the amounts recognized of the acquired assets and liabilities assumed at the acquisition date:

November 2, 2017
Detail	ThCh$

Cash and cash equivalents	22,442
Other non-financial assets, current	43,828
Trade and other receivables, current	851,880
Trade receivables due from related parties, current	8,046
Inventories, current	702,237
Current tax assets	101,479
Investments accounted for using equity method	601,270
Intangible assets other than goodwill	3,518,098
Property, plant and equipment	5,500,578
Deferred tax assets	224,618
Other financial liabilities, current	(1,439,050)
Trade and other payables, current	(515,486)
Other short-term provisions	(232,668)
Current tax liabilities	(151,414)
Provision for employee benefits	(47,492)
Other non-current financial liabilities	(1,762,159)
Deferred tax liabilities	(1,371,908)
Total	6,054,299

The Company performed the accounting recognition of the acquisition with the information available to date, and has determined the allocation to fair value. Currently, it continues assessing the existence of additional information related to current events or circumstances at the date of acquisition that may generate changes in the identification and measurement of assets and liabilities. In accordance with IFRS 3, this process will be completed during the period, not exceeding 1 year from the date of acquisition.

If the new information obtained within a year from the date of acquisition on the facts and circumstances existing at such date, identifies adjustments to the prior amounts, or any additional disposition existing at the date of acquisition, then the acquisition accounting records will be reviewed.